Quarterly Holdings Report
for
Fidelity® SAI U.S. Momentum Index Fund
October 31, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.
SY1-NPRT1-1221
1.9878816.104
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.0%
Entertainment - 1.0%
AMC Entertainment Holdings, Inc. Class A (a)(b)	168,547	5,961,507
Roku, Inc. Class A (a)	17,237	5,255,561
The Walt Disney Co. (a)	122,675	20,740,662
		31,957,730
Interactive Media & Services - 6.6%
Alphabet, Inc.:
Class A (a)	27,059	80,119,534
Class C (a)	27,295	80,940,866
IAC (a)	20,117	3,065,227
Meta Platforms, Inc. Class A (a)	71,755	23,217,765
Pinterest, Inc. Class A (a)	131,757	5,881,632
Snap, Inc. Class A (a)	344,736	18,126,219
Twitter, Inc. (a)	40,063	2,144,973
		213,496,216
Media - 0.4%
Charter Communications, Inc. Class A (a)	6,301	4,252,482
Interpublic Group of Companies, Inc.	151,924	5,555,861
News Corp. Class A	135,543	3,103,935
Omnicom Group, Inc.	14,676	999,142
		13,911,420
TOTAL COMMUNICATION SERVICES		259,365,366
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 0.1%
Aptiv PLC (a)	24,475	4,231,483
Automobiles - 4.8%
Ford Motor Co.	1,073,408	18,333,809
General Motors Co. (a)	312,219	16,994,080
Tesla, Inc. (a)	108,699	121,090,686
		156,418,575
Distributors - 0.2%
Pool Corp.	12,354	6,364,287
Hotels, Restaurants & Leisure - 0.6%
Caesars Entertainment, Inc. (a)	28,438	3,112,823
Chipotle Mexican Grill, Inc. (a)	1,319	2,346,541
Domino's Pizza, Inc.	4,174	2,040,961
Expedia, Inc. (a)	16,967	2,789,544
MGM Resorts International	79,579	3,752,946
Starbucks Corp.	63,094	6,692,381
		20,735,196
Household Durables - 0.2%
Garmin Ltd.	31,291	4,493,388
Mohawk Industries, Inc. (a)	6,767	1,199,180
Newell Brands, Inc.	18,753	429,256
Whirlpool Corp.	2,310	487,017
		6,608,841
Internet & Direct Marketing Retail - 0.2%
Doordash, Inc.	6,407	1,248,084
Etsy, Inc. (a)	6,450	1,616,951
MercadoLibre, Inc. (a)	1,975	2,925,015
		5,790,050
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)	9,429	862,188
Multiline Retail - 1.5%
Target Corp.	185,970	48,281,531
Specialty Retail - 0.6%
AutoZone, Inc. (a)	2,157	3,849,900
Bath & Body Works, Inc.	133,946	9,254,329
Burlington Stores, Inc. (a)	3,743	1,034,153
Carvana Co. Class A (a)(b)	3,385	1,026,264
Tractor Supply Co.	11,570	2,512,657
		17,677,303
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	68,417	11,445,480
TOTAL CONSUMER DISCRETIONARY		278,414,934
CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	55,015	27,042,073
Kroger Co.	39,731	1,590,035
		28,632,108
Food Products - 0.3%
Archer Daniels Midland Co.	69,462	4,462,239
Bunge Ltd.	45,533	4,218,177
		8,680,416
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	40,906	13,267,043
TOTAL CONSUMER STAPLES		50,579,567
ENERGY - 3.0%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	53,041	1,711,103
Oil, Gas & Consumable Fuels - 2.9%
Cheniere Energy, Inc.	98,384	10,172,906
ConocoPhillips Co.	80,497	5,996,222
Devon Energy Corp.	259,801	10,412,824
EOG Resources, Inc.	126,742	11,718,565
Exxon Mobil Corp.	647,524	41,745,872
Hess Corp.	42,747	3,529,620
Marathon Petroleum Corp.	29,191	1,924,563
Occidental Petroleum Corp.	110,173	3,694,101
ONEOK, Inc.	20,658	1,314,262
Pioneer Natural Resources Co.	21,736	4,064,197
		94,573,132
TOTAL ENERGY		96,284,235
FINANCIALS - 25.6%
Banks - 9.5%
Bank of America Corp.	1,725,057	82,423,223
Citizens Financial Group, Inc.	65,925	3,123,527
Fifth Third Bancorp	155,135	6,753,027
First Republic Bank	50,582	10,942,404
JPMorgan Chase & Co.	431,251	73,265,232
KeyCorp	47,143	1,097,018
PNC Financial Services Group, Inc.	111,010	23,426,440
Regions Financial Corp.	86,189	2,040,956
SVB Financial Group (a)	23,639	16,958,619
U.S. Bancorp	133,726	8,073,039
Wells Fargo & Co.	1,573,620	80,506,399
		308,609,884
Capital Markets - 10.2%
Ameriprise Financial, Inc.	18,321	5,535,324
BlackRock, Inc. Class A	42,923	40,496,134
Blackstone, Inc.	338,026	46,789,559
Carlyle Group LP	61,480	3,452,102
Cboe Global Markets, Inc.	5,676	748,891
Charles Schwab Corp.	558,843	45,841,891
FactSet Research Systems, Inc.	1,652	733,306
Franklin Resources, Inc.	20,199	636,067
Goldman Sachs Group, Inc.	140,503	58,076,915
Invesco Ltd.	166,171	4,222,405
KKR & Co. LP	213,093	16,977,119
Moody's Corp.	8,729	3,527,825
Morgan Stanley	580,218	59,634,806
MSCI, Inc.	22,956	15,262,985
NASDAQ, Inc.	35,301	7,408,621
Raymond James Financial, Inc.	70,314	6,932,257
T. Rowe Price Group, Inc.	64,451	13,978,133
Tradeweb Markets, Inc. Class A	5,583	497,445
		330,751,785
Consumer Finance - 1.8%
Ally Financial, Inc.	143,427	6,847,205
American Express Co.	77,468	13,462,389
Capital One Financial Corp.	192,056	29,006,218
Discover Financial Services	59,915	6,789,568
Synchrony Financial	63,720	2,959,794
		59,065,174
Diversified Financial Services - 2.8%
Berkshire Hathaway, Inc. Class B (a)	307,231	88,178,369
Equitable Holdings, Inc.	23,644	792,074
		88,970,443
Insurance - 1.3%
American Financial Group, Inc.	23,867	3,246,867
American International Group, Inc.	39,890	2,357,100
Aon PLC	10,578	3,384,114
Arthur J. Gallagher & Co.	34,289	5,749,237
Assurant, Inc.	3,083	497,319
Athene Holding Ltd. (a)	13,820	1,202,478
Brown & Brown, Inc.	10,410	656,975
Cincinnati Financial Corp.	30,335	3,683,882
Hartford Financial Services Group, Inc.	53,028	3,867,332
Loews Corp.	27,572	1,545,962
Marsh & McLennan Companies, Inc.	55,431	9,245,891
MetLife, Inc.	77,651	4,876,483
		40,313,640
TOTAL FINANCIALS		827,710,926
HEALTH CARE - 12.2%
Biotechnology - 2.4%
Horizon Therapeutics PLC (a)	17,980	2,155,982
Moderna, Inc. (a)	217,283	75,008,264
Novavax, Inc. (a)(b)	13,221	1,967,681
		79,131,927
Health Care Equipment & Supplies - 4.0%
Align Technology, Inc. (a)	16,469	10,282,750
Danaher Corp.	193,180	60,227,729
DexCom, Inc. (a)	4,464	2,782,009
Edwards Lifesciences Corp. (a)	64,379	7,713,892
IDEXX Laboratories, Inc. (a)	27,471	18,299,532
Intuitive Surgical, Inc. (a)	35,917	12,970,706
Novocure Ltd. (a)	18,281	1,875,082
ResMed, Inc.	18,065	4,749,469
West Pharmaceutical Services, Inc.	24,709	10,621,905
		129,523,074
Health Care Providers & Services - 0.7%
HCA Holdings, Inc.	79,607	19,938,369
Laboratory Corp. of America Holdings (a)	5,276	1,514,318
		21,452,687
Life Sciences Tools & Services - 3.1%
10X Genomics, Inc. (a)	15,743	2,538,874
Agilent Technologies, Inc.	119,847	18,874,704
Avantor, Inc. (a)	173,496	7,005,768
Bio-Rad Laboratories, Inc. Class A (a)	3,629	2,883,894
Bio-Techne Corp.	16,258	8,513,502
Charles River Laboratories International, Inc. (a)	22,715	10,191,766
IQVIA Holdings, Inc. (a)	50,708	13,256,085
Mettler-Toledo International, Inc. (a)	7,202	10,665,298
PerkinElmer, Inc.	19,427	3,436,442
PPD, Inc. (a)	20,480	966,042
Thermo Fisher Scientific, Inc.	19,831	12,554,411
Waters Corp. (a)	24,789	9,111,197
		99,997,983
Pharmaceuticals - 2.0%
Catalent, Inc. (a)	7,996	1,102,329
Eli Lilly & Co.	175,206	44,635,481
Pfizer, Inc.	319,481	13,974,099
Zoetis, Inc. Class A	24,657	5,330,843
		65,042,752
TOTAL HEALTH CARE		395,148,423
INDUSTRIALS - 9.8%
Aerospace & Defense - 0.2%
Howmet Aerospace, Inc.	50,535	1,500,384
Textron, Inc.	87,064	6,429,676
		7,930,060
Air Freight & Logistics - 1.3%
Expeditors International of Washington, Inc.	49,646	6,119,366
FedEx Corp.	26,031	6,131,081
United Parcel Service, Inc. Class B	135,106	28,841,078
		41,091,525
Building Products - 1.7%
A.O. Smith Corp.	7,190	525,373
Carrier Global Corp.	336,552	17,578,111
Johnson Controls International PLC	319,077	23,410,679
Owens Corning	5,604	523,470
Trane Technologies PLC	74,213	13,427,358
		55,464,991
Commercial Services & Supplies - 0.7%
Copart, Inc. (a)	9,674	1,502,275
Republic Services, Inc.	39,781	5,354,523
Waste Connections, Inc. (United States)	14,895	2,025,869
Waste Management, Inc.	79,146	12,681,564
		21,564,231
Electrical Equipment - 1.3%
Eaton Corp. PLC	97,396	16,046,965
Emerson Electric Co.	32,858	3,187,555
Generac Holdings, Inc. (a)	34,728	17,313,992
Plug Power, Inc. (a)(b)	142,740	5,462,660
		42,011,172
Industrial Conglomerates - 0.5%
General Electric Co.	155,128	16,268,273
Machinery - 2.0%
Caterpillar, Inc.	71,634	14,614,052
Deere & Co.	106,451	36,439,242
Dover Corp.	17,045	2,881,969
Otis Worldwide Corp.	21,032	1,689,080
Pentair PLC	34,251	2,533,546
Snap-On, Inc.	6,635	1,348,431
Xylem, Inc.	49,969	6,525,452
		66,031,772
Professional Services - 0.9%
Equifax, Inc.	30,485	8,457,454
IHS Markit Ltd.	105,473	13,787,431
Jacobs Engineering Group, Inc.	13,616	1,911,959
Robert Half International, Inc.	44,130	4,989,779
		29,146,623
Road & Rail - 0.9%
AMERCO	3,831	2,823,409
Kansas City Southern	32,477	10,075,989
Lyft, Inc. (a)	75,476	3,462,084
Old Dominion Freight Lines, Inc.	31,426	10,727,265
Uber Technologies, Inc. (a)	79,148	3,468,265
		30,557,012
Trading Companies & Distributors - 0.3%
United Rentals, Inc. (a)	22,579	8,559,925
TOTAL INDUSTRIALS		318,625,584
INFORMATION TECHNOLOGY - 26.0%
Communications Equipment - 0.7%
Cisco Systems, Inc.	229,197	12,828,156
Motorola Solutions, Inc.	38,269	9,513,291
		22,341,447
Electronic Equipment & Components - 0.8%
Arrow Electronics, Inc. (a)	7,771	899,493
CDW Corp.	14,765	2,755,887
Corning, Inc.	30,739	1,093,386
Keysight Technologies, Inc. (a)	30,069	5,413,021
Trimble, Inc. (a)	80,549	7,037,566
Zebra Technologies Corp. Class A (a)	19,595	10,462,750
		27,662,103
IT Services - 4.8%
Accenture PLC Class A	103,682	37,200,065
Automatic Data Processing, Inc.	23,330	5,237,352
Cloudflare, Inc. (a)	144,337	28,105,301
EPAM Systems, Inc. (a)	28,906	19,460,675
Gartner, Inc. (a)	37,063	12,301,580
MongoDB, Inc. Class A (a)	3,702	1,929,816
Paychex, Inc.	34,760	4,285,213
PayPal Holdings, Inc. (a)	158,557	36,878,773
Square, Inc. (a)	26,898	6,845,541
Twilio, Inc. Class A (a)	7,148	2,082,641
		154,326,957
Semiconductors & Semiconductor Equipment - 7.7%
Applied Materials, Inc.	414,124	56,590,045
Enphase Energy, Inc. (a)	6,641	1,538,255
KLA Corp.	25,842	9,632,864
Lam Research Corp.	26,563	14,970,110
Micron Technology, Inc.	39,847	2,753,428
Monolithic Power Systems, Inc.	6,690	3,515,327
NVIDIA Corp.	493,977	126,295,094
NXP Semiconductors NV	68,925	13,844,276
ON Semiconductor Corp. (a)	40,128	1,928,953
Qorvo, Inc. (a)	14,718	2,476,009
Teradyne, Inc.	5,633	778,706
Texas Instruments, Inc.	77,457	14,521,638
		248,844,705
Software - 11.1%
Adobe, Inc. (a)	55,033	35,791,262
Bentley Systems, Inc. Class B (b)	69,280	4,097,912
Cadence Design Systems, Inc. (a)	10,055	1,740,621
Crowdstrike Holdings, Inc. (a)	82,947	23,374,465
Datadog, Inc. Class A (a)	23,941	3,999,344
Dynatrace, Inc. (a)	31,784	2,383,800
Fortinet, Inc. (a)	71,221	23,954,471
HubSpot, Inc. (a)	18,265	14,798,851
Intuit, Inc.	75,270	47,118,267
Microsoft Corp.	345,192	114,472,571
Oracle Corp.	673,218	64,588,535
Palantir Technologies, Inc. (a)	168,004	4,347,944
Palo Alto Networks, Inc. (a)	18,722	9,531,183
Paycom Software, Inc. (a)	2,321	1,271,560
PTC, Inc. (a)	4,736	603,130
Synopsys, Inc. (a)	15,071	5,021,356
Unity Software, Inc. (a)	2,422	366,473
Zscaler, Inc. (a)	7,956	2,536,850
		359,998,595
Technology Hardware, Storage & Peripherals - 0.9%
Dell Technologies, Inc. (a)	64,655	7,111,403
Hewlett Packard Enterprise Co.	160,718	2,354,519
HP, Inc.	178,176	5,404,078
NetApp, Inc.	63,514	5,671,800
Seagate Technology Holdings PLC	74,252	6,613,626
Western Digital Corp. (a)	13,987	731,380
		27,886,806
TOTAL INFORMATION TECHNOLOGY		841,060,613
MATERIALS - 2.8%
Chemicals - 0.8%
Albemarle Corp. U.S.	45,623	11,427,193
Celanese Corp. Class A	5,517	891,051
CF Industries Holdings, Inc.	31,919	1,812,999
PPG Industries, Inc.	11,009	1,767,715
Sherwin-Williams Co.	12,430	3,935,462
The Mosaic Co.	115,530	4,802,582
		24,637,002
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5,819	2,285,936
Containers & Packaging - 0.3%
Avery Dennison Corp.	32,617	7,101,373
International Paper Co.	37,828	1,878,917
Sealed Air Corp.	17,773	1,054,294
WestRock Co.	13,621	655,170
		10,689,754
Metals & Mining - 1.6%
Freeport-McMoRan, Inc.	675,094	25,464,546
Nucor Corp.	179,855	20,080,811
Steel Dynamics, Inc.	110,237	7,284,461
		52,829,818
TOTAL MATERIALS		90,442,510
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Camden Property Trust (SBI)	19,192	3,130,215
Duke Realty Corp.	19,215	1,080,652
Equity Residential (SBI)	18,078	1,561,939
Essex Property Trust, Inc.	2,897	984,777
Extra Space Storage, Inc.	48,319	9,536,721
Invitation Homes, Inc.	27,736	1,144,110
Iron Mountain, Inc.	67,956	3,101,512
Mid-America Apartment Communities, Inc.	20,324	4,150,364
Public Storage	42,537	14,129,941
Sun Communities, Inc.	4,816	943,840
UDR, Inc.	13,801	766,370
		40,530,441
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	126,431	13,158,938
TOTAL REAL ESTATE		53,689,379
UTILITIES - 0.1%
Gas Utilities - 0.0%
UGI Corp.	10,922	474,124
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	71,642	1,800,363
TOTAL UTILITIES		2,274,487
TOTAL COMMON STOCKS (Cost $2,507,359,335)		3,213,596,024

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	10,712,724	10,714,867
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	17,570,778	17,572,535
TOTAL MONEY MARKET FUNDS (Cost $28,287,402)		28,287,402

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $2,535,646,737)	3,241,883,426
NET OTHER ASSETS (LIABILITIES) - (0.3)% (e)	(8,713,864)
NET ASSETS - 100.0%	3,233,169,562

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	83	Dec 2021	19,077,550	551,844	551,844

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $644,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	66,517,149	142,832,281	198,634,563	1,719	-	-	10,714,867	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	20,093,260	48,054,366	50,575,091	5,006	-	-	17,572,535	0.0%
Total	86,610,409	190,886,647	249,209,654	6,725	-	-	28,287,402

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.